EQ/Davis New York Venture Portfolio
EQ/Davis New York Venture Portfolio – Class K Shares
Investment Objective:
Seeks to achieve long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	EQ/Davis New York Venture Portfolio Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	EQ/Davis New York Venture Portfolio Class K Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	none
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.99%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EQ/Davis New York Venture Portfolio Class K Shares	101	315	547	1,213

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of the Portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:

Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest in companies whose shares may be subject to controversy and in foreign securities, including depositary receipts. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The sub-adviser ("Adviser") conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company's worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser's opinion, an appropriate mix of the following characteristics:

•

First class management evidenced by a proven track record, significant alignment of interest in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•	Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high returns on capital;

•	Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company's future.

The Adviser also analyzes each company's common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company's worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee Advisers and recommend their hiring, termination and replacement.

Principal Risks:

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions.

Financial Services Sector Risk: To the extent a Portfolio invests in the financial services sector, the value of the Portfolio's shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio's shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser's assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio's holding period.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one year and since inception through December 31, 2010 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations prior to the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
21.66% (2009 2nd Quarter)	–23.77% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/Davis New York Venture Portfolio	One Year	Since Inception	Inception Date
Class IA Shares	11.96%	0.53%	Aug. 31, 2006
S&P 500 Index	15.06%	1.32%	Aug. 31, 2006